                            NATIONS BALANCED TARGET
                              MATURITY FUND, INC.

                                    S E M I
                                  A N N U A L
                                  R E P O R T

                    For the Period Ended September 30, 1997


                                                     Nations
                                                    Balanced
                                                      Target
                                               Maturity Fund

-------------------------------------------------------------------------------

        NOT                                     MAY LOSE VALUE
        FDIC-
        INSURED                                 NO BANK GUARANTEE

-------------------------------------------------------------------------------



SHARES OF THE NATIONS BALANCED TARGET MATURITY FUND, INC. ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND ITS AFFILIATES PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

NATIONS BALANCED TARGET MATURITY FUND, INC.

DEAR SHAREHOLDER:

     We welcome this opportunity to provide you with the semi-annual report for Nations Balanced Target Maturity Fund, Inc. (the "Company") for the six-months ended September 30, 1997.

INVESTMENT OBJECTIVE

     The Company, which trades on the New York Stock Exchange under the symbol "NBM," is a closed-end diversified investment management company. For shareholders of the Company who purchased shares during the initial public offering and have reinvested all dividends, the long-term investment objective remains to return at least the principal investment on the maturity date, September 30, 2004. In addition, for all shareholders, the Company seeks long-term growth with income as a secondary consideration.

PORTFOLIO PERFORMANCE* AND ASSET ALLOCATION

     The Company continued to pursue its long-term investment objective over the six-months ended September 30, 1997 by continuing to invest a portion of its assets in Zero Coupon U.S. Treasury Obligations, and the balance of its assets in equity securities and a repurchase agreement.

     For the six-months ended September 30, 1997, the total return of Nations Balanced Target Maturity Fund was 17.71%** based on an ending market price of $10.375. Over this period, the Company distributed $0.21 of ordinary income per share to its shareholders. As of September 30, 1997, 56.4% of the Company's portfolio was invested in Zero Coupon U.S. Treasury Obligations, and 40.6% was invested in common stocks, with the remaining 4.0% invested in a repurchase agreement. A breakdown of portfolio holdings is as follows:

                  Portfolio Breakdown as of September 30, 1997

              Zero Coupon U.S. Treasury Obligations..........56.4%
              Other Common Stocks & Net Assets...............24.7%
              Repurchase Agreement............................4.0%
              Electric Power..................................2.7%
              Oil-Domestic....................................2.6%
              Retail..........................................2.6%
              Utilities.......................................2.6%
              Medical Products & Supplies.....................2.5%
              Insurance.......................................1.9%

INVESTMENT PHILOSOPHY

     The equity portion of the Company is invested based on the philosophy that value may be found in all sectors of the market. By investing in those companies that the Company's investment adviser believes represent the best value in each sector, the Company can seek to deliver above-average performance with below-average risk over a market cycle. Consequently, the portfolio is broadly diversified across many economic sectors, although certain sectors may, from time to time, be over- or underweighted relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

     The emphasis in stock selection will continue to be a "bottom up" analysis of individual company fundamentals. When evaluating specific equity investment alternatives, the key investment criteria include a low price-to-earnings ratio,

---------------

 * THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.
** The average annual total return since inception (6/30/94) based on the market price was 11.21%. Total return represents the change, over a specific period of time, in the value of an investment in the Company after reinvesting all income and capital gains.

strong financial health and a catalyst for improved price performance. Catalysts for improved price performance typically include improving earnings estimates, changes in management, new product developments or corporate restructurings.

MARKET ENVIRONMENT AND PORTFOLIO STRATEGY***

     The economic backdrop over the past six months has been quite favorable for financial markets. Key economic characteristics have included moderate growth, low inflation and declining interest rates. Both the stock and bond markets have turned in above-trend returns over this period, enhancing the performance of the Company.

     Better performing stock holdings for the Company during the six months ended September 30, 1997 were in the aerospace and defense sectors, and included Litton Industries, Lockheed Martin and Raytheon. This group is overweighted relative to the market based on low price-to-earnings ratios and the prospect for continued margin expansion from cost cutting. In the food producer sector, Company performance benefited from a rally in Sara Lee Corporation stock as management announced a restructuring plan to boost earnings growth over the next several years.

     The Company's investment adviser believes that the consumer cyclical, communications services, and electric utility sectors are very attractive. The investment theme includes relatively low market valuations and price-to-earnings ratios, along with the prospect for improving earnings growth. Holdings in the consumer cyclical sector are diverse and include retailers and textile firms. These industries are benefiting from cost cutting, new technologies and industry consolidation. The communication services and electric utility sectors are undergoing deregulation, which is prompting consolidation and restructuring that should accelerate earnings growth for the more well positioned firms. The Company is underweighted relative to the market in technology and finance. These sectors have already experienced strong price performance that has dampened expected total return potential moving forward.

              TOP TEN EQUITY HOLDINGS AS OF SEPTEMBER 30, 1997***

                                               % OF
                 SECURITY                TOTAL NET ASSETS
     ---------------------------------   ----------------
  1. Woolworth Corporation                     0.76%
  2. MCI Communications Corporation            0.72%
  3. Heilig-Meyers Company                     0.69%
  4. Advanta Corporation, Class A              0.67%
  5. Wendy's International                     0.66%
  6. Ameritech Corporation                     0.61%
  7. Aetna, Inc.                               0.60%
  8. Walt Disney Company                       0.60%
  9. Lowe's Company, Inc.                      0.60%
 10. Motorola, Inc.                            0.59%

---------------
*** Portfolio holdings, characteristics and outlook were current as of September
    30, 1997, are subject to change and may not be representative of current holdings, characteristics and outlook.

Sincerely,

/S/ Mark H. Williamson
Mark H. Williamson
President, NationsBanc Advisors, Inc.

September 30, 1997

ADDENDUM

Since the date of this report, equity markets worldwide have experienced enormous volatility sparked by events in the Pacific Rim. However, the U.S. economic picture remains positive -- fundamentals have not changed. Although we expect continued volatility, our long-term view of the domestic market remains intact.

November 26, 1997

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                VALUE
  SHARES                                                                                      (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 40.6%
              AEROSPACE AND DEFENSE -- 1.6%
      3,300   Litton Industries, Inc. .....................................................  $   179,437
      2,600   Lockheed Martin Corporation..................................................      277,225
      3,975   Raytheon Company.............................................................      235,021
      5,700   TRW, Inc. ...................................................................      312,787
                                                                                             -----------
                                                                                               1,004,470
                                                                                             -----------
              APPAREL AND TEXTILES -- 1.1%
     11,625   Fruit of The Loom Inc. ......................................................      326,953
      1,775   Claiborne (Liz) Inc. ........................................................       97,514
      5,300   Nike Inc., Class B...........................................................      280,900
                                                                                             -----------
                                                                                                 705,367
                                                                                             -----------
              AUTOMOBILE PARTS MANUFACTURERS -- 0.7%
      4,625   Genuine Parts Company........................................................      142,507
      6,800   Snap-On Tools Inc. ..........................................................      313,225
                                                                                             -----------
                                                                                                 455,732
                                                                                             -----------
              BANKS -- 0.9%
      5,000   PNC Bank.....................................................................      244,062
      5,550   Southtrust Corporation.......................................................      273,337
                                                                                             -----------
                                                                                                 517,399
                                                                                             -----------
              BEVERAGES -- 1.4%
      7,300   Anheuser-Busch Companies, Inc. ..............................................      329,412
      3,100   Coca-Cola Company............................................................      188,906
      7,300   PepsiCo, Inc. ...............................................................      296,106
                                                                                             -----------
                                                                                                 814,424
                                                                                             -----------
              BIO SPECIALTY PHARMACEUTICALS -- 0.5%
      6,300   Amgen Inc.+..................................................................      302,006
                                                                                             -----------
              BUILDING PRODUCTS -- AIR AND HEATING -- 1.2%
      5,250   Armstrong World Industries Inc. .............................................      352,078
      7,875   York International Corporation...............................................      352,406
                                                                                             -----------
                                                                                                 704,484
                                                                                             -----------
              CELULLAR TELECOMMUNICATIONS -- 0.2%
      6,575   360 Communications Corporation...............................................      137,253
                                                                                             -----------
              CHEMICALS -- BASIC -- 1.0%
      3,775   Dow Chemical Company.........................................................      342,345
      4,400   PPG Industries, Inc. ........................................................      275,825
                                                                                             -----------
                                                                                                 618,170
                                                                                             -----------
              CHEMICALS -- SPECIALTY -- 1.6%
      4,200   BetzDearborn, Inc. ..........................................................      287,175
      8,500   Ferro Corporation............................................................      324,593
      6,650   Great Lakes Chemical Corporation.............................................      327,928
                                                                                             -----------
                                                                                                 939,696
                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                VALUE
  SHARES                                                                                      (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              COAL, GAS AND PIPELINE -- 1.0%
      5,700   Eastern Enterprises..........................................................  $   212,681
      6,750   Keyspan Energy Corporation...................................................      225,281
     16,900   Transportadora de Gas, ADR...................................................      190,125
                                                                                             -----------
                                                                                                 628,087
                                                                                             -----------
              COMPUTER SOFTWARE AND SERVICES -- 1.0%
      7,000   Automatic Data Processing Inc. ..............................................      350,000
      7,150   Cabletron Systems, Inc.+.....................................................      228,800
                                                                                             -----------
                                                                                                 578,800
                                                                                             -----------
              CONSTRUCTION -- 0.3%
      3,350   Fluor Corporation............................................................      179,643
                                                                                             -----------
              CONTAINERS -- 0.3%
      3,950   Crown Cork & Seal, Inc. .....................................................      182,194
                                                                                             -----------
              COSMETICS AND TOILETRY -- 0.3%
      1,775   Gillette Company.............................................................      153,205
                                                                                             -----------
              DATA PROCESSING / MANAGEMENT -- 0.6%
      9,025   First Data Corporation.......................................................      339,002
                                                                                             -----------
              DRUG DELIVERY SYSTEMS -- 0.4%
      4,300   R.P. Scherer Corporation.....................................................      266,331
                                                                                             -----------
              ELECTRIC POWER -- 2.7%
      9,500   Baltimore Gas & Electric Company.............................................      263,625
      7,700   Cinergy Corporation..........................................................      257,469
     10,300   DPL, Inc. ...................................................................      252,350
      4,550   DTE Energy Company...........................................................      138,491
      6,700   Duke Energy Corporation......................................................      331,231
     13,500   Entergy Corporation..........................................................      351,844
                                                                                             -----------
                                                                                               1,595,010
                                                                                             -----------
              ELECTRONICS -- 0.6%
      4,950   Motorola, Inc. ..............................................................      355,781
                                                                                             -----------
              FINANCE -- MORTGAGE LOAN / BANKER -- 0.5%
      8,700   Freddie Mac..................................................................      306,675
                                                                                             -----------
              FINANCIAL SERVICES -- 0.9%
     13,700   Advanta Corporation, Class A.................................................      399,012
      1,600   Transamerica Corporation.....................................................      159,200
                                                                                             -----------
                                                                                                 558,212
                                                                                             -----------
              FOOD PRODUCERS -- 1.0%
      3,900   McCormack & Company, Inc. ...................................................       93,844
      6,900   Nabisco Holdings Corporation, Class A........................................      293,681
      4,950   Universal Foods Corporation..................................................      199,238
                                                                                             -----------
                                                                                                 586,763
                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                VALUE
  SHARES                                                                                      (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              FOOD RETAILERS -- 0.5%
      8,900   Great Atlantic & Pacific Tea, Inc. ..........................................  $   282,575
                                                                                             -----------
              FURNITURE AND APPLIANCES -- 0.5%
     11,200   Rubbermaid, Inc. ............................................................      286,300
                                                                                             -----------
              INSURANCE COMPANIES -- 1.9%
      4,450   Aetna, Inc. .................................................................      362,397
      1,400   CNA Financial Corporation+...................................................      177,713
      6,588   W. R. Berkley Corporation....................................................      283,674
      3,650   Hartford Financial Services Group, Inc.......................................      314,128
                                                                                             -----------
                                                                                               1,137,912
                                                                                             -----------
              MACHINERY AND EQUIPMENT -- 0.9%
      5,225   General Signal Corporation...................................................      225,981
      5,000   Nordson Corporation..........................................................      293,125
                                                                                             -----------
                                                                                                 519,106
                                                                                             -----------
              MEDICAL PRODUCTS AND SUPPLIES -- 2.5%
      5,100   Abbott Laboratories..........................................................      326,081
      4,850   American Home Products Corporation...........................................      354,050
      7,100   Becton, Dickinson & Company..................................................      339,913
      2,950   Johnson & Johnson Corporation................................................      169,994
      9,850   United States Surgical Corporation...........................................      287,497
                                                                                             -----------
                                                                                               1,477,535
                                                                                             -----------
              MEDICAL SERVICES -- 0.3%
     11,600   Beverly Enterprises+.........................................................      201,550
                                                                                             -----------
              MISCELLANEOUS MANUFACTURER -- 0.7%
      5,900   Dexter Corporation...........................................................      236,369
      3,500   Olin Corporation.............................................................      163,844
                                                                                             -----------
                                                                                                 400,213
                                                                                             -----------
              MULTIMEDIA -- 0.6%
      4,450   Walt Disney Company..........................................................      358,781
                                                                                             -----------
              OIL -- DOMESTIC -- 2.6%
      1,700   Amoco Corporation............................................................      163,838
      3,400   Kerr-McGee Corporation.......................................................      233,963
     12,500   Occidental Petroleum Corporation.............................................      324,219
      6,300   Repsol SA, ADR...............................................................      273,263
      9,650   Ultramar Diamond Shamrock Corporation........................................      311,816
      5,850   Unocal Corporation...........................................................      253,013
                                                                                             -----------
                                                                                               1,560,112
                                                                                             -----------
              OIL -- INTERNATIONAL -- 0.4%
      3,075   Mobil Corporation............................................................      227,550
                                                                                             -----------
              PAPER AND FOREST PRODUCTS -- 0.3%
      3,900   Kimberly-Clark Corporation...................................................      190,856
                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                VALUE
  SHARES                                                                                      (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              RECREATION -- 0.6%
     11,950   Hasbro, Inc. ................................................................  $   336,094
                                                                                             -----------
              RESTAURANTS AND LODGING -- 0.7%
     18,625   Wendy's International........................................................      395,781
                                                                                             -----------
              RETAIL -- 2.6%
      5,925   Sears, Roebuck and Company...................................................      337,355
     20,525   Woolworth Corporation........................................................      454,116
     26,900   Heilig-Meyers Company........................................................      413,588
      9,225   Lowe's Companies, Inc. ......................................................      358,622
                                                                                             -----------
                                                                                               1,563,681
                                                                                             -----------
              STEEL -- 0.5%
      5,450   Nucor Corporation............................................................      287,147
                                                                                             -----------
              TELECOMMUNICATIONS -- 0.5%
      7,700   US West Communications, Inc. ................................................      296,450
                                                                                             -----------
              TEXTILES -- HOME FURNISHINGS -- 0.1%
      5,800   Shaw Industries, Inc. .......................................................       72,863
                                                                                             -----------
              TOBACCO -- 0.6%
      8,450   Philip Morris Companies, Inc. ...............................................      351,203
                                                                                             -----------
              TRANSPORTATION -- RAILROADS -- 0.4%
      2,700   Burlington Northern Santa Fe, Inc. ..........................................      260,888
                                                                                             -----------
              UTILITIES -- NATURAL GAS -- 0.6%
     10,600   Equitable Resources Inc. ....................................................      333,900
                                                                                             -----------
              UTILITIES -- TELEPHONE -- 2.6%
      5,525   Ameritech Corporation........................................................      367,413
      6,850   GTE Corporation..............................................................      310,819
     14,600   MCI Communications Corporation ..............................................      428,875
      5,100   SBC Communications, Inc. ....................................................      313,013
      3,300   Sprint Corporation...........................................................      165,000
                                                                                             -----------
                                                                                               1,585,120
                                                                                             -----------
              WIRE AND CABLE PRODUCTS -- 0.4%
      7,100   Belden Inc. .................................................................      267,581
                                                                                             -----------
              TOTAL COMMON STOCKS (Cost $23,033,241).......................................   24,321,902
                                                                                             ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                                                                      VALUE
  AMOUNT                                                                                      (NOTE 1)
--------------------------------------------------------------------------------------------------------
U.S. TREASURY STRIPPED SECURITIES -- 56.4%
$15,256,800   TIGR, Interest Receipt, 7.460% due 08/15/2004**..............................  $10,004,952
 20,000,000   TIGR, Principal Receipt, 7.440% due 08/15/2004**.............................   13,115,400
 16,120,000   U.S. Treasury Strip, 7.440% due 08/15/2004**.................................   10,627,594
                                                                                             -----------
              TOTAL U.S. TREASURY STRIPPED SECURITIES (Cost $31,066,666)...................   33,747,946
                                                                                             ===========
REPURCHASE AGREEMENT -- 4.0% (Cost $2,408,000)
  2,408,000   Agreement with Smith Barney, 5.480% dated 09/30/1997, to be repurchased at
                $2,408,367 on 10/01/1997, collateralized by: $1,025,383 U.S. Treasury Note,
                7.375% due 11/15/97; $279,736 U.S. Treasury Bond, 11/250% due 02/15/15;
                $720,818 Resolution Funding Corporation Strips, Principal Only, due
                04/15/05; $516,948 GNMA, 6.000% due 05/20/27...............................    2,408,000
                                                                                             ===========
TOTAL INVESTMENTS (Cost $56,507,907*)...........................................   101.0%     60,477,848
OTHER ASSETS AND LIABILITIES (NET)..............................................    (1.0)       (574,361)
                                                                                   -----     -----------
NET ASSETS......................................................................   100.0%    $59,903,487
                                                                                   =====     ===========

---------------

 * Aggregate cost for federal tax purposes.
** The rate shown is the effective yield at date of purchase.
 + Non-income producing security.

ABRREVIATIONS:
ADR -- American Depositary Receipt
TIGR -- Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES            SEPTEMBER 30, 1997 (UNAUDITED)

ASSETS:
     Investments, at value (Cost $56,507,907) (Note 1) See accompanying
      schedule..............................................................                  $60,477,848
     Cash...................................................................                          729
     Receivable for investment securities sold..............................                    1,369,102
     Dividends and interest receivable......................................                       41,322
     Unamortized organization costs (Note 5)................................                       19,347
     Prepaid expenses.......................................................                        5,390
                                                                                              -----------
          Total Assets......................................................                   61,913,738
LIABILITIES:
     Payable for investment securities purchased............................   $1,563,982
     Dividends payable......................................................      366,536
     Investment advisory fee payable (Note 2)...............................       24,161
     Administration fee payable (Note 2)....................................       12,214
     Transfer agent fees payable (Note 2)...................................        6,911
     Custodian fees payable (Note 2)........................................        5,552
     Accrued Directors' fees and expenses (Note 2)..........................        1,500
     Accrued expenses and other payables....................................       29,395
                                                                               ----------
          Total Liabilities.................................................                    2,010,251
                                                                                              -----------
NET ASSETS..................................................................                  $59,903,487
                                                                                              ===========
NET ASSETS consist of:
     Distributions in excess of net investment income.......................                  $    17,930
     Accumulated net realized gain on investments sold......................                    7,115,856
     Net unrealized appreciation of investments.............................                    3,969,941
     Common Stock at par value (Note 4).....................................                        5,231
     Paid-in capital in excess of par value.................................                   48,794,529
                                                                                              -----------
          Total Net Assets..................................................                  $59,903,487
                                                                                              ===========
NET ASSET VALUE PER SHARE:
  ($59,903,487 / 5,231,163 shares of common stock outstanding)..............                       $11.45
                                                                                                   ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
     Interest.................................................................                $1,185,307
     Dividends................................................................                   257,522
                                                                                              ----------
          Total Investment Income.............................................                 1,442,829
EXPENSES:
     Investment advisory fee (Note 2).........................................   $140,074
     Administration fee (Note 2)..............................................     75,641
     Transfer agent fees (Note 2).............................................     33,424
     Custodian fees (Note 2)..................................................     10,894
     Amortization of organization costs (Note 5)..............................      5,528
     Directors' fees and expenses (Note 2)....................................      4,875
     Other....................................................................     55,480
                                                                                 --------
          Total Expenses......................................................                   325,916
                                                                                              ----------
NET INVESTMENT INCOME.........................................................                 1,116,913
                                                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
     Net realized gain on investments during the period.......................                 3,795,681
     Net unrealized appreciation of investments during the period.............                 3,225,470
                                                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...............................                 7,021,151
                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                $8,138,064
                                                                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED         YEAR
                                                                                09/30/97        ENDED
                                                                               (UNAUDITED)    03/31/97
                                                                               -----------   -----------
Net investment income........................................................  $ 1,116,913   $ 2,247,549
Net realized gain on investments.............................................    3,795,681     6,344,318
Net unrealized appreciation/(depreciation) on investments....................    3,225,470    (3,817,472)
                                                                               -----------   -----------
Net increase in net assets resulting from operations.........................    8,138,064     4,774,395
Distributions to shareholders from net investment income.....................   (1,098,544)   (2,281,662)
Distributions to shareholders from net realized gains on investments.........           --    (6,009,731)
Net increase in net assets from Company share transactions (Note 4)..........           --            --
                                                                               -----------   -----------
Net increase/(decrease) in net assets........................................    7,039,520    (3,516,998)
NET ASSETS:
Beginning of period..........................................................   52,863,967    56,380,965
                                                                               -----------   -----------
End of period (including undistributed net investment income/(distributions
  in excess of net investment income) of $17,930 and $(439), respectively)...  $59,903,487   $52,863,967
                                                                               ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 SIX MONTHS
                                                                    ENDED         YEAR         YEAR        PERIOD
                                                                  09/30/97        ENDED        ENDED        ENDED
                                                                 (UNAUDITED)    03/31/97     03/31/96     03/31/95*
                                                                 ----------     ---------    ---------    ---------
Operating performance:
Net asset value, beginning of period..........................     $ 10.11       $ 10.78      $  9.67      $  9.35#
                                                                   -------       -------      -------      -------
Net investment income.........................................        0.21          0.43         0.40         0.29**
Net realized and unrealized gain on investments...............        1.34          0.49         1.61         0.40
                                                                   -------       -------      -------      -------
Net increase in net assets resulting from investment
  operations..................................................        1.55          0.92         2.01         0.69
Offering expenses charged to paid-in-capital..................          --            --           --        (0.03)
Distributions:
Dividends from net investment income..........................       (0.21)        (0.44)       (0.40)       (0.29)
Distributions in excess of net investment income..............          --            --           --        (0.00)##
Distributions from net realized capital gains.................          --         (1.15)       (0.50)       (0.05)
                                                                   -------       -------      -------      -------
Total distributions...........................................       (0.21)        (1.59)       (0.90)       (0.34)
                                                                   -------       -------      -------      -------
Net asset value, end of period................................     $ 11.45       $ 10.11      $ 10.78      $  9.67
                                                                   =======       =======      =======      =======
Market value, end of period...................................     $10.375       $ 9.000      $ 9.250      $ 8.500
                                                                   =======       =======      =======      =======
Total return++................................................       17.71%        13.93%       19.25%       (5.54)%
                                                                   =======       =======      =======      =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................     $59,903       $52,864      $56,381      $50,238
Ratio of operating expenses to average net assets.............        1.14%+        1.18%        1.24%        1.10%+
Ratio of net investment income to average net assets..........        3.89%+        4.01%        3.75%        4.12%+
Portfolio turnover rate.......................................          63%           99%          46%         25%
Average commission rate (per share of security)+++............     $0.0593       $0.0592      $0.0623          N/A

---------------

   * Nations Balanced Target Maturity Fund, Inc. commenced operations on June 30, 1994.
  ** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
   + Annualized.
  ++ Total return represents aggregate total return for the period based on market value at period end.
 +++ Average commission rate paid per share of securities purchased and sold by the Company.
   # Initial offering price net of sales commissions of $0.65 per share.
  ## Value represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Nations Balanced Target Maturity Fund, Inc. (the "Company") was incorporated under the laws of the State of Maryland on March 23, 1994 and is registered with the Securities and Exchange Commission ("SEC") as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company commenced operations on June 30, 1994.

1.  SIGNIFICANT ACCOUNTING POLICIES.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

     Securities Valuation: The Company's portfolio securities which are traded on a recognized securities exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on a national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities are valued using broker quotations or on the basis of prices provided by a pricing service. Certain securities may be valued by one or more principal market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment adviser under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

     Repurchase agreements: The Company may engage in repurchase agreement transactions, including joint repurchase agreement transactions in which the Company, along with other registered investment companies advised by NationsBanc Advisors, Inc. ("NBAI"), invest their aggregate cash balances. Under the terms of a typical repurchase agreement, the Company takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Company to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Company's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation including interest. Generally, in the event of counterparty default, the Company has the right to use the collateral to offset losses incurred. There would be a potential loss to the Company in the event the Company is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Company seeks to assert its right. Unless expressly permitted by the SEC, the Company will not enter into repurchase agreements with the Company's investment adviser, distributor or any of their affiliates. The Company's investment adviser, acting under the supervision of the Board of Directors, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Company enters into repurchase agreements to evaluate potential risks.

     Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains or losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned ratably from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     Dividend and Distributions to Shareholders: It is the policy of the Company to declare and pay quarterly distributions from net investment income to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders annually. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in Federal tax consequences to shareholders. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Company, timing differences and differing characterization of distributions made by the Company.

     Federal Income Tax: It is the policy of the Company to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS.

     The Company has entered into an investment advisory agreement (the "Advisory Agreement") with NBAI, a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"). Under the terms of the Advisory Agreement, the Company pays NBAI a monthly fee equal to an annual rate of 0.30% of the Company's average weekly net investment in Zero Coupon (Stripped) U.S. Treasuries plus 0.75% of the Company's average weekly net assets in investments other than Zero Coupon (Stripped) U.S. Treasuries.

     The Company and NBAI have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with TradeStreet Investment Associates, Inc., ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive a sub-advisory fee from NBAI equal to an annual rate of 0.15% of the Company's average weekly net investment in Zero Coupon (Stripped) U.S. Treasuries plus 0.25% of the Company's average weekly net assets other than Zero Coupon (Stripped) U.S. Treasuries.

     NationsBank is the Company's Administrator. Pursuant to an administration agreement (the "Administration Agreement"), the Company has retained NationsBank to supervise the overall day-to-day operations of the Company and to provide certain administrative services to the Company. Under the terms of the Administration Agreement, NationsBank also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in the conduct of its business. As compensation for both the administrative services furnished to the Company and the expenses of the Company assumed by NationsBank, the Company pays NationsBank a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets.

     NationsBank has entered into a sub-administration agreement (the "Sub-Administration Agreement") with First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, pursuant to which First Data provides certain administrative services in support of the operations of the Company. The fees of First Data are paid out of the fees paid to NationsBank by the Company pursuant to the Administration Agreement.

     NationsBank of Texas, N.A. acts as the custodian of the Company's assets and for the six months ended September 30, 1997, earned $3,373 for providing such services. The Bank of New York ("BONY") acts as the sub-custodian of the Company. First Data also serves as the transfer agent and dividend disbursing agent for the Company.

     No officer, director or employee of NationsBank, NBAI, TradeStreet or First Data, or any affiliate thereof, receives any compensation from the Company for serving as a director or officer of the Company. The Company pays the Chairman of the Board and each unaffiliated director an annual fee of $1,000, plus an additional $500 for each board meeting attended, plus reimbursement of expenses incurred in attending such meetings.

3.  PURCHASES AND SALES OF SECURITIES.

     For the six months ended September 30, 1997, the cost of purchases and proceeds from sales of securities (excluding long-term U.S. government securities and short-term investments) aggregated $34,452,487 and $34,365,404, respectively.

     At September 30, 1997, gross unrealized appreciation and depreciation for tax purposes was $4,285,273 and $315,332, respectively.

4.  COMMON STOCK.

     At September 30, 1997, 1,000,000,000 shares of common stock, $.001 par value, were authorized.

     The Company sold a total of 5,137,601 shares of common stock in the initial public offering. Proceeds to the Company, before the expenditures of underwriting commissions of $3,339,441, of which $805,466 and $2,522,275 was paid to Stephens Inc. and NationsSecurities, respectively, amounted to $51,376,010. These expenditures have been charged against paid-in capital. Due to the lack of activity in Company shares, a schedule of Capital Stock Activity has not been provided.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

     The Board of Directors of the Company has approved a plan that gives the Company the flexibility to engage in occasional repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in the open market when management of the Company believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. There were no share repurchases for the six months ended September 30, 1997 or for the year ended March 31, 1997.

5.  ORGANIZATION COSTS.

     The Company bears all costs in connection with its organization. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for the Company.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   DIVIDEND REINVESTMENT PLAN

THE PLAN

     The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest your dividends and capital gains distributions in shares of the Company.

PARTICIPATION

     Shareholders of record will receive their dividends in cash unless they have otherwise instructed First Data (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

     Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by First Data, as dividend paying agent. For Federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

     Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

     Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

     If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

     If the net asset value per share is higher than the closing market price per share of the capital stock of the Company on the Exchange on such record date including estimated brokerage commissions, the Plan Agent will elect to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   DIVIDEND REINVESTMENT PLAN (CONTINUED)

such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

     If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may in its discretion issue the required shares.

NO SERVICE FEE TO REINVEST

     There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

     You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Balanced Target Maturity Fund, Inc., Dividend Reinvestment Plan, c/o First Data Investor Services Group, Inc., P.O. Box 34602, Charlotte, NC 28234, (800) 982-2271.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   ANNUAL MEETING OF STOCKHOLDERS

ANNUAL MEETING OF STOCKHOLDERS

     On June 6, 1997, the Company held its Annual Meeting of Stockholders in Charlotte, North Carolina. Thomas F. Keller was elected as a director of the Company for an additional three-year term, to expire in 2000, by the following votes: 2,747,099 For, and 80,957 Withheld. In the only other matter voted upon at the Annual Meeting, the selection of Price Waterhouse LLP as the Company's independent public accountant for the fiscal year ending March 31, 1998, was ratified by the following votes: 2,621,270 For, 18,883 Against, and 187,903 Abstaining.

                                                                 _______________

PO Box 34602                                                        BULK RATE
Charlotte, NC 28234-4602                                          U.S. POSTAGE
Toll Free 1-800-982-2271                                              PAID
                                                                  N READING, MA
                                                                    PERMIT NO.
                                                                       105
                                                                  ______________